UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05364
American High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class A
| AHITX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust

(the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 invest
me
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.70%
Management's discussion of fund performance
The fund’s Class A shares gained 7.18% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class A (with sales charge) *	3.11%	5.84%	5.76%
American High-Income Trust — Class A (without sales charge) *	7.18%	6.66%	6.17%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class C
| AHTCX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
st
me
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.44%
Management's discussion of fund performance
The fund’s Class C shares gained 6.39% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class C (with sales charge) *	5.39%	5.88%	5.52%
American High-Income Trust — Class C (without sales charge) *	6.39%	5.88%	5.52%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class T
| TAHIX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class T shares gained 7.45% for the year ended September 30, 2025. That result compares with a 7.41%
ga
in for
the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class T (with sales charge) 2	4.80%	6.39%	5.41%
American High-Income Trust — Class T (without sales charge) 2	7.45%	6.94%	5.73%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.81%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	5.21%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-1
| AHTFX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 74	0.71%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.16% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class F-1 *	7.16%	6.65%	6.14%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as
the fu
nd
’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-2
| AHIFX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust

(the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investm ent
Class F-2	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.47% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class F-2 *	7.47%	6.97%	6.45%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-3
| HIGFX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.58% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class F-3 2	7.58%	7.08%	5.89%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.87%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	5.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-A
| CITAX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 74	0.71%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.16% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-A (with sales charge) *	3.39%	5.88%	5.74%
American High-Income Trust — Class 529-A (without sales charge) *	7.16%	6.64%	6.12%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-C
| CITCX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.48%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.35% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-C (with sales charge) *	5.35%	5.84%	5.72%
American High-Income Trust — Class 529-C (without sales charge) *	6.35%	5.84%	5.72%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-E
| CITEX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 94	0.91%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.94% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-E *	6.94%	6.43%	5.92%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-T
| TAIHX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 50	0.48%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.41% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class 529-T (with sales charge) 2	4.76%	6.34%	5.36%
American High-Income Trust — Class 529-T (without sales charge) 2	7.41%	6.88%	5.68%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.81%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	5.21%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-1
| CITFX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 55	0.53%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.35% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-F-1 *	7.35%	6.84%	6.34%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-2
| FAHHX
for the year ended September 30, 2
025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.47% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retur
ns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-2 2	7.47%	7.00%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.37) %
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.53%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the
fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-3
| FTAHX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.52% for the year ended September 30, 2025. That result compares with a 7.41% gain for t
h
e Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-3 2	7.52%	7.04%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.37) %
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.53%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-1
| RITAX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 146	1.41%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.42% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-1 *	6.42%	5.91%	5.38%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025
, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2
| RITBX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 145	1.40%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.43% for the year ended September 30, 2025. That result compares with a 7.41% gain for
the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2 *	6.43%	5.92%	5.39%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg
Index
Services Ltd.
The
fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On
September 9, 2025
, Deloitte &
Touche
LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2E
| RTEHX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 116	1.12%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.73% for the year ended September 30, 2025. That result compares with a 7.41% gain for t he
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2E *	6.73%	6.22%	5.71%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-3
| RITCX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 99	0.96%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.89% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-3 *	6.89%	6.39%	5.86%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-4
| RITEX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.22% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-4 *	7.22%	6.71%	6.19%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5E
| RITHX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 49	0.47%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.42% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class R-5E 2	7.42%	6.91%	6.53%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.91%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	6.20%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5
| RITFX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.52% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-5 *	7.52%	7.02%	6.50%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe ns
es. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Serv
ices Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-021-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-6
| RITGX
for the year ended September 30, 2025
This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.58% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-6 *	7.58%	7.08%	6.56%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%
Portfolio holdings by asset type
 (p
ercent
of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-021-1125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2025	223,000	3,000	10,000	None
September 30, 2024	388,000	3,000	9,000	None
Adviser and Affiliates2
September 30, 2025	Not Applicable	1,697,000	4000	72,000
September 30, 2024	Not Applicable	2,550,000	None	11000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2025	1,786,000
September 30, 2024	2,574,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American High-Income Trust®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended September 30, 2025
Lit. No. MFGEFP4-021-1125 © 2025 Capital Group. All rights reserved.

Investment portfolio September 30, 2025

Bonds, notes & other debt instruments 87.95%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 87.82%
Communication services 14.13%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD2,094	$2,093
CCO Holdings, LLC 5.125% 5/1/2027 (a)	128	127
CCO Holdings, LLC 5.00% 2/1/2028 (a)	44,293	43,903
CCO Holdings, LLC 5.375% 6/1/2029 (a)	15,976	15,882
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,900	8,015
CCO Holdings, LLC 4.75% 3/1/2030 (a)	62,546	60,066
CCO Holdings, LLC 4.50% 8/15/2030 (a)	56,202	53,116
CCO Holdings, LLC 4.25% 2/1/2031 (a)	73,951	68,172
CCO Holdings, LLC 7.375% 3/1/2031 (a)	1,690	1,745
CCO Holdings, LLC 4.75% 2/1/2032 (a)	58,823	54,448
CCO Holdings, LLC 4.50% 5/1/2032	78,517	71,505
CCO Holdings, LLC 4.50% 6/1/2033 (a)	92,426	82,230
CCO Holdings, LLC 4.25% 1/15/2034 (a)	110,329	95,455
Charter Communications Operating, LLC 5.85% 12/1/2035	291	294
Charter Communications Operating, LLC 4.80% 3/1/2050	10,713	8,490
Charter Communications Operating, LLC 3.70% 4/1/2051	11,660	7,698
Charter Communications Operating, LLC 3.90% 6/1/2052	23,326	15,810
Charter Communications Operating, LLC 5.25% 4/1/2053	22,981	19,216
Charter Communications Operating, LLC 6.70% 12/1/2055	191	193
Charter Communications Operating, LLC 3.85% 4/1/2061	4,245	2,648
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	28,850	28,823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	8,250	8,022
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	23,200	23,998
Connect Finco SARL 9.00% 9/15/2029 (a)	193,153	203,323
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.663% 9/27/2029 (b)(c)	17,157	16,972
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	11,315	11,456
CSC Holdings, LLC 5.50% 4/15/2027 (a)	14,570	13,841
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	8,082	7,830
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.65% 1/18/2028 (b)(c)	38,491	38,347
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	7,000	1,820
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	486	428
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	58,672	58,650
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	77,885	77,026
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.57% 8/2/2027 (b)(c)	1,313	1,315
DISH Network Corp. 11.75% 11/15/2027 (a)	303,827	321,776
EchoStar Corp. 10.75% 11/30/2029	210,465	231,711
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	79,995	82,532
Embarq, LLC 7.995% 6/1/2036	112,111	56,125
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	5,745	5,746
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	8,910	8,897
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	86,058	86,989
Frontier Communications Holdings, LLC 5.875% 11/1/2029	45,546	46,064
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	68,143	69,004
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	9,875	10,324
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	5,225	5,513
Gray Media, Inc. 10.50% 7/15/2029 (a)	91,520	99,032
Gray Media, Inc. 4.75% 10/15/2030 (a)	13,162	10,118
Gray Media, Inc. 5.375% 11/15/2031 (a)	58,930	44,308
Gray Media, Inc. 9.625% 7/15/2032 (a)	37,051	37,885
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.395% 12/1/2028 (b)(c)	8,636	8,647
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (b)(c)	596	597
Lamar Media Corp. 3.625% 1/15/2031	15,575	14,504
Lamar Media Corp. 5.375% 11/1/2033 (a)	11,380	11,310
Ligado Networks, LLC, 17.50% PIK 11/1/2023 (a)(d)(e)	62,737	20,860
Ligado Networks, LLC, Term Loan, 17.50% PIK 05/05/2028 (b)(d)(f)	18,857	18,857
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	21,990	22,428
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (a)	10,235	10,174
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	5,605	5,483
News Corp. 3.875% 5/15/2029 (a)	5,325	5,144
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	34,745	34,723
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	82,876	80,959
OUTFRONT Media Capital, LLC 4.625% 3/15/2030 (a)	60	58

1	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD3,200	$3,574
Paramount Global 6.875% 4/30/2036	12,000	12,735
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	6,975	6,151
Sinclair Television Group, Inc. 5.125% 2/15/2027 (a)	1,000	1,001
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	27,385	28,126
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	29,990	29,605
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	23,280	23,187
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	82,755	80,032
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	19,175	19,195
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	86,893	81,558
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	134,998	122,431
Snap, Inc. 6.875% 3/1/2033 (a)	37,005	37,864
Sprint, LLC 7.625% 3/1/2026	6,450	6,465
Stagwell Global, LLC 5.625% 8/15/2029 (a)	24,490	23,810
TEGNA, Inc. 5.00% 9/15/2029	27,517	27,397
Univision Communications, Inc. 8.00% 8/15/2028 (a)	47,296	49,046
Univision Communications, Inc. 4.50% 5/1/2029 (a)	98,667	93,148
Univision Communications, Inc. 7.375% 6/30/2030 (a)	60,186	60,525
Univision Communications, Inc. 8.50% 7/31/2031 (a)	27,110	28,017
Univision Communications, Inc. 9.375% 8/1/2032 (a)	95,025	101,345
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	1,000	944
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	4,600	4,268
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,875	8,761
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	70,344	67,941
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	33,444	30,685
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	203,237	162,375
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	9,983	7,450
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	30,238	28,866
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	21,627	20,529
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	4,050	3,754
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	9,000	9,051
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (b)(c)	36,802	36,149
Ziggo BV 4.875% 1/15/2030 (a)	3,670	3,467
		3,672,177

Energy 12.23%
3R Lux SARL 9.75% 2/5/2031 (a)	7,395	7,814
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	11,250	11,217
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	925	953
Archrock Partners, LP 6.25% 4/1/2028 (a)	5,720	5,732
Archrock Partners, LP 6.625% 9/1/2032 (a)	12,710	13,047
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (a)	3,830	4,630
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	26,390	26,356
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	26,815	27,385
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	18,660	18,986
Baytex Energy Corp. 8.50% 4/30/2030 (a)	14,465	14,884
Baytex Energy Corp. 7.375% 3/15/2032 (a)	13,885	13,605
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	27,330	27,094
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,785	2,890
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	10,465	11,014
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	52,500	52,278
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	15,998	16,038
California Resources Corp. 7.125% 2/1/2026 (a)	3,121	3,130
California Resources Corp. 8.25% 6/15/2029 (a)	11,625	12,132
Caturus Energy, LLC 8.50% 2/15/2030 (a)	26,865	27,993
Cenovus Energy, Inc. 4.25% 4/15/2027	390	390
Cenovus Energy, Inc. 5.25% 6/15/2037	151	147
Cenovus Energy, Inc. 5.40% 6/15/2047	232	214
Chord Energy Corp. 6.75% 3/15/2033 (a)	32,085	32,528
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	27,700	28,855
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	10,025	9,984
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	20,620	21,399
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	16,405	17,003
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	54,508	55,912
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	7,180	7,589

American High-Income Trust	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	USD5,745	$5,514
CNX Resources Corp. 6.00% 1/15/2029 (a)	35,060	35,100
CNX Resources Corp. 7.375% 1/15/2031 (a)	20,626	21,281
CNX Resources Corp. 7.25% 3/1/2032 (a)	55,835	57,967
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	6,150	6,144
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	21,285	20,516
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)(g)	49,175	50,454
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	26,770	27,812
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	38,270	38,032
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	36,465	35,534
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	12,230	12,402
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	9,515	10,090
DT Midstream, Inc. 4.125% 6/15/2029 (a)	26,695	26,052
DT Midstream, Inc. 4.375% 6/15/2031 (a)	7,241	7,001
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	22,800	22,431
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	13,000	12,497
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,500	1,521
Energy Transfer, LP 7.375% 2/1/2031 (a)	377	394
EQT Corp. 4.50% 1/15/2029	5,000	5,002
EQT Corp. 4.75% 1/15/2031	22,156	22,119
EQT Corp. 3.625% 5/15/2031 (a)	6,515	6,095
Expand Energy Corp. 5.75% 3/15/2023 (e)	1,730	7
Expand Energy Corp. 5.875% 2/1/2029 (a)	10,825	10,866
Expand Energy Corp. 6.75% 4/15/2029 (a)	2,845	2,875
Expand Energy Corp. 5.375% 3/15/2030	2,700	2,746
Expand Energy Corp. 4.75% 2/1/2032	2,695	2,650
Expand Energy Corp. 4.875% 4/15/2032 (e)	28,871	120
Genesis Energy, LP 7.75% 2/1/2028	8,635	8,702
Genesis Energy, LP 8.25% 1/15/2029	33,320	34,775
Genesis Energy, LP 8.875% 4/15/2030	25,863	27,400
Genesis Energy, LP 7.875% 5/15/2032	62,250	64,974
Global Partners, LP 6.875% 1/15/2029	2,950	2,978
Global Partners, LP 8.25% 1/15/2032 (a)	10,000	10,555
Global Partners, LP 7.125% 7/1/2033 (a)	7,535	7,729
Harbour Energy PLC 5.50% 10/15/2026 (a)	27,305	27,047
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	28,612	28,942
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	19,210	19,687
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	18,890	19,268
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	11,390	11,386
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	16,285	16,806
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	28,875	28,011
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	11,795	11,889
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	15,685	15,465
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	18,223	17,976
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	22,172	21,436
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	11,425	10,968
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	25,156	26,438
Hilcorp Energy I, LP 7.25% 2/15/2035 (a)	1,000	978
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	8,555	8,883
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	5,010	5,104
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	5,010	5,147
Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.00%) 3.00% PIK and 5.43% Cash 12/30/2027 (b)(c)(d)	42	34
Matador Resources Co. 6.875% 4/15/2028 (a)	5,000	5,106
Matador Resources Co. 6.50% 4/15/2032 (a)	15,360	15,518
Matador Resources Co. 6.25% 4/15/2033 (a)	28,695	28,902
MEG Energy Corp. 5.875% 2/1/2029 (a)	33,520	33,544
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	22,796	65
Murphy Oil Corp. 6.375% 7/15/2028	4,682	4,697
Murphy Oil Corp. 6.00% 10/1/2032	12,420	12,262
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	21,480	20,008
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	6,928	7,038
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	23,305	24,255
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	9,705	9,046
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	1,860	1,860
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	22,215	5,599

3	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(c)	USD6,112	$3,001
NFE Financing, LLC 12.00% 11/15/2029 (a)	429,847	126,805
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,185	1,216
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,305	9,543
Noble Finance II, LLC 8.00% 4/15/2030 (a)	41,175	42,649
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,840	17,418
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	16,755	16,699
NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,168
Occidental Petroleum Corp. 6.60% 3/15/2046	10,412	10,894
Occidental Petroleum Corp. 6.05% 10/1/2054	29,763	29,067
Parkland Corp. 5.875% 7/15/2027 (a)	12,950	12,964
Parkland Corp. 4.625% 5/1/2030 (a)	7,220	7,024
Parkland Corp. 6.625% 8/15/2032 (a)	1,740	1,789
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	1,190	1,209
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	1,375	1,382
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	23,092	25,136
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	17,475	18,137
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	39,061	39,818
Petrobras Global Finance BV 5.125% 9/10/2030	26,850	26,570
Petroleos Mexicanos 6.875% 10/16/2025	6,200	6,196
Petroleos Mexicanos 4.50% 1/23/2026	10,000	9,948
Petroleos Mexicanos 6.875% 8/4/2026	8,850	8,973
Petroleos Mexicanos 6.49% 1/23/2027	1,850	1,870
Petroleos Mexicanos 5.35% 2/12/2028	23,515	23,431
Petroleos Mexicanos 8.75% 6/2/2029	13,695	14,761
Petroleos Mexicanos 6.84% 1/23/2030	12,860	13,089
Petroleos Mexicanos 5.95% 1/28/2031	28,110	27,245
Petroleos Mexicanos 6.50% 6/2/2041	189	166
Petroleos Mexicanos 6.375% 1/23/2045	73	59
Petroleos Mexicanos 6.75% 9/21/2047	645	533
Petroleos Mexicanos 6.35% 2/12/2048	107	85
Petroleos Mexicanos 7.69% 1/23/2050	9,175	8,348
Petroleos Mexicanos 6.95% 1/28/2060	7,810	6,429
Range Resources Corp. 8.25% 1/15/2029	8,450	8,655
Range Resources Corp. 4.75% 2/15/2030 (a)	9,970	9,760
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	10,544	10,932
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	17,605	18,292
SM Energy Co. 6.50% 7/15/2028	2,910	2,931
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,610	4,389
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	42,365	42,607
Sunoco, LP 6.00% 4/15/2027	12,591	12,595
Sunoco, LP 5.875% 3/15/2028	4,210	4,223
Sunoco, LP 7.00% 9/15/2028 (a)	34,975	36,082
Sunoco, LP 7.00% 5/1/2029 (a)	6,585	6,823
Sunoco, LP 4.50% 5/15/2029	36,280	35,419
Sunoco, LP 4.50% 4/30/2030	38,700	37,292
Sunoco, LP 5.625% 3/15/2031 (a)	18,580	18,455
Sunoco, LP 7.25% 5/1/2032 (a)	21,760	22,853
Sunoco, LP 6.25% 7/1/2033 (a)	19,925	20,295
Sunoco, LP 5.875% 3/15/2034 (a)	20,390	20,226
Sunoco, LP, 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(h)	38,000	38,621
Superior Plus, LP 4.50% 3/15/2029 (a)	6,485	6,262
Talos Production, Inc. 9.00% 2/1/2029 (a)	17,465	18,072
Talos Production, Inc. 9.375% 2/1/2031 (a)	30,675	31,973
Targa Resources Partners, LP 6.875% 1/15/2029	18,530	18,877
Targa Resources Partners, LP 5.50% 3/1/2030	6,906	7,026
Targa Resources Partners, LP 4.875% 2/1/2031	1,010	1,013
TGS ASA 8.50% 1/15/2030 (a)	17,220	17,753
Tidewater, Inc. 9.125% 7/15/2030 (a)	4,295	4,609
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	5,322	5,478
Transocean International, Ltd. 7.875% 10/15/2032 (a)	11,400	11,543
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	6,458	6,470
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	23,057	23,686
Transocean, Inc. 8.00% 2/1/2027 (a)	12,365	12,357
Transocean, Inc. 8.25% 5/15/2029 (a)	6,410	6,325

American High-Income Trust	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transocean, Inc. 8.75% 2/15/2030 (a)	USD12,211	$12,857
Transocean, Inc. 8.50% 5/15/2031 (a)	14,590	14,309
Transocean, Inc. 6.80% 3/15/2038	7,850	6,654
USA Compression Partners, LP 6.875% 9/1/2027	4,503	4,505
USA Compression Partners, LP 7.125% 3/15/2029 (a)	9,195	9,489
USA Compression Partners, LP 6.25% 10/1/2033 (a)	26,350	26,467
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	33,785	32,406
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,504	5,744
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	59,400	56,105
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	23,430	21,128
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	21,350	22,114
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	8,775	9,676
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	22,565	23,366
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	32,585	34,236
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	23,258	25,336
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(h)	10,000	9,918
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	32,960	36,442
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	51,940	54,707
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	25,975	29,334
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	45,420	48,272
Vital Energy, Inc. 7.875% 4/15/2032 (a)	8,350	8,111
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	89,034	91,078
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	26,045	26,079
Western Midstream Operating, LP 4.50% 3/1/2028	340	341
Western Midstream Operating, LP 5.25% 2/1/2050	5,500	4,791
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	9,530	9,653
		3,178,533

Consumer discretionary 10.64%
Advance Auto Parts, Inc. 5.95% 3/9/2028	26,298	26,910
Advance Auto Parts, Inc. 3.90% 4/15/2030	20,001	18,585
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	2,510	2,584
Advance Auto Parts, Inc. 3.50% 3/15/2032	13,146	11,506
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	13,320	13,746
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (b)(c)(f)(g)	13,567	13,567
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (b)(c)(d)(f)(g)	12,615	12,615
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	12,030	11,802
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	30,300	29,814
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	33,830	34,800
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	11,565	12,136
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	39,212	40,716
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	24,710	24,001
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	12,930	12,426
Bath & Body Works, Inc. 6.875% 11/1/2035	32,943	34,317
Bath & Body Works, Inc. 6.75% 7/1/2036	26,895	27,715
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	13,000	14,055
Belron Finance 2019, LLC 6.742% 10/16/2031 (b)(c)	14,311	14,400
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,357
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	30,812	29,729
Boyne USA, Inc. 4.75% 5/15/2029 (a)	12,285	12,061
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	18,715	17,908
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	38,340	39,461
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	38,762	39,561
Carnival Corp. 4.00% 8/1/2028 (a)	18,085	17,838
Carnival Corp. 5.125% 5/1/2029 (a)	11,010	11,010
Carnival Corp. 6.00% 5/1/2029 (a)	11,137	11,310
Carnival Corp. 7.00% 8/15/2029 (a)	10,030	10,568
Carnival Corp. 5.75% 8/1/2032 (a)	69,264	70,575
Carnival Corp. 6.125% 2/15/2033 (a)	90,995	93,331
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	44,605	47,488
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	23,880	22,747
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	47,348	44,465
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	23,135	22,025

5	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (b)(c)	USD5,645	$5,655
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (b)(c)	1,671	1,674
Flutter Treasury DAC 5.875% 6/4/2031 (a)	33,327	33,850
Flutter Treasury DAC 6.125% 6/4/2031	GBP8,025	10,903
Ford Motor Co. 3.25% 2/12/2032	USD69,100	60,478
Ford Motor Co. 5.291% 12/8/2046	1,000	843
Ford Motor Credit Co., LLC 3.375% 11/13/2025	11,000	10,980
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,690	1,763
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,663	1,692
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,290	8,658
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,760	1,787
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,000	8,936
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,475	5,572
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,060	4,342
Ford Motor Credit Co., LLC 5.73% 9/5/2030	47,947	48,362
Ford Motor Credit Co., LLC 4.00% 11/13/2030	10,945	10,213
Ford Motor Credit Co., LLC 6.05% 3/5/2031	10,485	10,731
Ford Motor Credit Co., LLC 3.625% 6/17/2031	14,715	13,387
Ford Motor Credit Co., LLC 6.532% 3/19/2032	49,140	51,155
Ford Motor Credit Co., LLC 7.122% 11/7/2033	12,225	13,073
Ford Motor Credit Co., LLC 6.125% 3/8/2034	36,245	36,439
Ford Motor Credit Co., LLC 6.50% 2/7/2035	58,835	60,476
Gap, Inc. 3.625% 10/1/2029 (a)	3,225	3,022
Gap, Inc. 3.875% 10/1/2031 (a)	2,148	1,962
General Motors Financial Co., Inc. 5.90% 1/7/2035	12,850	13,265
Genting New York, LLC 7.25% 10/1/2029 (a)	33,690	34,824
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	43,396	42,944
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	52,067	55,181
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (b)(c)	26,112	26,275
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	8,246
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20,465	19,382
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	21,170	21,468
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	10,880	10,471
Hyatt Hotels Corp. 5.75% 3/30/2032	6,572	6,857
International Game Technology PLC 5.25% 1/15/2029 (a)	34,522	34,392
KB Home 6.875% 6/15/2027	3,390	3,468
KB Home 7.25% 7/15/2030	6,770	6,990
Kohl’s Corp. 5.125% 5/1/2031	2,220	1,764
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	6,770	6,422
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	74,054	72,610
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	40,135	42,478
Levi Strauss & Co. 3.50% 3/1/2031 (a)	26,310	24,461
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,800	8,011
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	6,245	6,499
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	10,005	10,029
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	29,794	28,481
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	15,830	15,822
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	17,130	16,280
M.D.C. Holdings, Inc. 6.00% 1/15/2043	15,000	14,296
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	1,230	1,233
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	1,500	1,477
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	10,220	9,869
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	8,910	8,902
Mercury Aggregator, LP, Term Loan, 19.00% 2/3/2026 (b)(f)	3,042	1,162
Mercury Aggregator, LP, Term Loan 2, 19.00% 2/3/2026 (b)(f)	1,739	664
MGM Resorts International 5.50% 4/15/2027	5,707	5,748
Newell Brands, Inc. 8.50% 6/1/2028 (a)	14,415	15,283
Newell Brands, Inc. 6.625% 9/15/2029	9,500	9,572
Newell Brands, Inc. 6.375% 5/15/2030	24,765	24,599
Newell Brands, Inc. 6.625% 5/15/2032	33,485	33,130
Newell Brands, Inc. 6.875% 4/1/2036	13,055	13,009
Newell Brands, Inc. 7.00% 4/1/2046	7,020	6,197
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	10,000	9,996
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	14,165	14,179
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	2,680	2,585
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	3,085	3,029

American High-Income Trust	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	USD45,195	$47,465
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	34,165	36,181
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	86,605	93,024
Party City Holdings, Inc. 0% 10/12/2028 (f)(g)	9,100	— (i)
Party City Holdings, Inc. 0% 10/12/2028 (f)(g)	5,000	— (i)
Party City Holdings, Inc. 0% 8/27/2030 (f)	50,308	1,006
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	6,047
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.513% 3/3/2028 (b)(c)	7,000	6,831
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	8,782	9,066
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	15,140	14,861
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	14,225	14,660
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (a)	3,580	3,612
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	15,325	15,626
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	10,000	10,327
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	12,375	12,695
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	2,798	2,815
Sally Holdings, LLC 6.75% 3/1/2032	61,917	64,452
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	12,545	11,672
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.286% 4/4/2029 (b)(c)	39,298	39,028
Service Corp. International 4.625% 12/15/2027	9,870	9,830
Service Corp. International 5.125% 6/1/2029	1,820	1,824
Service Corp. International 3.375% 8/15/2030	4,675	4,336
Service Corp. International 4.00% 5/15/2031	10,150	9,577
Service Corp. International 5.75% 10/15/2032	8,410	8,531
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	5,255	5,051
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	38,415	37,336
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	63,209	60,489
Station Casinos, LLC 4.50% 2/15/2028 (a)	1,100	1,082
Station Casinos, LLC 6.625% 3/15/2032 (a)	8,130	8,357
TopBuild Corp. 5.625% 1/31/2034 (a)	22,340	22,275
Travel + Leisure Co. 4.50% 12/1/2029 (a)	24,455	23,644
Travel + Leisure Co. 4.625% 3/1/2030 (a)	4,780	4,611
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	59,225	58,848
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	7,755	7,808
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	20,013	20,706
Valvoline, Inc. 3.625% 6/15/2031 (a)	13,085	12,008
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (b)(c)	18,565	18,626
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	570	601
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	11,825	11,552
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	35,510	35,667
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	10,396	11,198
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	31,500	32,010
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)	17,640	17,531
		2,764,498

Financials 9.56%
AG Issuer, LLC 6.25% 3/1/2028 (a)	37,301	37,401
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.413% 5/30/2032 (b)(c)	15,325	15,396
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.663% 5/30/2033 (b)(c)	30,965	31,926
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	7,920	7,795
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	34,600	34,702
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	12,230	12,457
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	39,305	39,259
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	14,420	14,911
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	29,307	30,001
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	57,285	59,100
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	7,835	7,999
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	34,762	33,808
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	24,835	26,006
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	47,313	49,777
Aretec Group, Inc. 7.50% 4/1/2029 (a)	68,455	68,839
Aretec Group, Inc. 10.00% 8/15/2030 (a)	18,500	20,179
Blackstone Private Credit Fund 6.00% 11/22/2034	19,315	19,792

7	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Block, Inc. 2.75% 6/1/2026	USD32,650	$32,247
Block, Inc. 5.625% 8/15/2030 (a)	29,340	29,748
Block, Inc. 3.50% 6/1/2031	75,470	70,295
Block, Inc. 6.50% 5/15/2032	41,280	42,757
Block, Inc. 6.00% 8/15/2033 (a)	19,745	20,233
Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,634
Blue Owl Capital Corp. 2.625% 1/15/2027	400	389
Blue Owl Capital Corp. 3.125% 4/13/2027	11,350	11,052
Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,656
Blue Owl Credit Income Corp. 4.70% 2/8/2027	25,805	25,772
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,315	8,743
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	40,795	43,310
Brown & Brown, Inc. 5.25% 6/23/2032	389	399
Brown & Brown, Inc. 5.55% 6/23/2035	584	601
Brown & Brown, Inc. 6.25% 6/23/2055	693	730
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	90,001	85,493
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	64,372	57,496
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	89,765	83,001
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	19,795	17,752
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.666% 8/26/2032 (b)(c)(f)	23,017	23,017
FS KKR Capital Corp. 6.125% 1/15/2031	13,575	13,456
Hightower Holding, LLC 6.75% 4/15/2029 (a)	22,745	22,459
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,400	4,689
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	11,145	11,483
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	4,935	5,125
HUB International, Ltd. 5.625% 12/1/2029 (a)	7,735	7,734
HUB International, Ltd. 7.25% 6/15/2030 (a)	21,454	22,391
HUB International, Ltd. 7.375% 1/31/2032 (a)	24,645	25,679
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (b)(c)	6,193	6,209
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	62,275	61,866
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	36,135	34,849
Jane Street Group, LLC 7.125% 4/30/2031 (a)	3,397	3,566
Jane Street Group, LLC 6.75% 5/1/2033 (a)	23,420	24,343
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	12,385	12,963
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (h)	3,100	2,908
LPL Holdings, Inc. 4.625% 11/15/2027 (a)	8,085	8,072
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	6,610	6,470
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	12,700	12,301
MSCI, Inc. 3.875% 2/15/2031 (a)	20,290	19,448
MSCI, Inc. 3.625% 11/1/2031 (a)	5,000	4,699
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	8,315	8,703
Navient Corp. 6.75% 6/15/2026	9,100	9,211
Navient Corp. 5.00% 3/15/2027	39,277	39,131
Navient Corp. 4.875% 3/15/2028	10,570	10,372
Navient Corp. 5.50% 3/15/2029	106,491	104,478
Navient Corp. 9.375% 7/25/2030	42,044	46,504
Navient Corp. 11.50% 3/15/2031	51,335	57,946
Navient Corp. 7.875% 6/15/2032	37,015	38,996
Navient Corp. 5.625% 8/1/2033	54,572	49,828
OneMain Finance Corp. 7.125% 3/15/2026	6,311	6,373
OneMain Finance Corp. 3.875% 9/15/2028	11,120	10,696
OneMain Finance Corp. 6.625% 5/15/2029	22,000	22,641
OneMain Finance Corp. 5.375% 11/15/2029	27,625	27,335
OneMain Finance Corp. 7.875% 3/15/2030	20,010	21,190
OneMain Finance Corp. 6.125% 5/15/2030	49,295	49,958
OneMain Finance Corp. 4.00% 9/15/2030	6,000	5,582
OneMain Finance Corp. 7.50% 5/15/2031	3,110	3,254
OneMain Finance Corp. 7.125% 11/15/2031	34,815	36,130
OneMain Finance Corp. 7.125% 9/15/2032	29,645	30,661
OneMain Finance Corp. 6.50% 3/15/2033	26,475	26,550
Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,770
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	18,720	19,350
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	46,460	48,191
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.163% 7/30/2032 (b)(c)	17,330	17,342
Oxford Finance, LLC 6.375% 2/1/2027 (a)	31,875	31,900
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	20,650	21,493

American High-Income Trust	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	USD9,880	$10,245
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	12,725	13,156
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	3,965	4,172
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	9,410	9,225
Rocket Mortgage, LLC 3.625% 3/1/2029 (a)	6,605	6,305
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,350	13,921
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	20,285	20,527
SLM Corp. 6.50% 1/31/2030	16,510	17,218
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	18,170	18,029
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	25,650	25,673
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	12,280	12,910
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	9,800	10,144
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	9,490	9,827
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (b)(c)	64,378	65,679
USI, Inc. 7.50% 1/15/2032 (a)	6,945	7,292
Voyager Parent, LLC 9.25% 7/1/2032 (a)	94,690	100,197
WEX, Inc. 6.50% 3/15/2033 (a)	13,025	13,313
		2,483,801

Information technology 7.85%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	37,940	39,679
ams-OSRAM AG 12.25% 3/30/2029 (a)	73,955	79,656
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	952	934
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	5,633	5,498
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	46,480	46,950
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	115,658	120,092
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	51,425	54,606
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	53,105	54,113
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	36,540	36,284
CommScope, LLC 8.25% 3/1/2027 (a)	31,179	31,546
CommScope, LLC 7.125% 7/1/2028 (a)	24,218	24,328
CommScope, LLC 4.75% 9/1/2029 (a)	760	756
CommScope, LLC 9.50% 12/15/2031 (a)	15,400	15,950
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (b)(c)	16,540	16,755
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(g)	135,170	142,924
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	9,555	9,731
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (b)(c)	7,525	7,704
Fair Isaac Corp. 4.00% 6/15/2028 (a)	56,525	55,040
Fair Isaac Corp. 6.00% 5/15/2033 (a)	75,860	76,994
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(c)(j)	20,691	20,846
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (b)(c)	74,685	74,461
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 11.038% 9/15/2033 (b)(c)	4,000	3,995
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	9,875	10,352
Gartner, Inc. 4.50% 7/1/2028 (a)	14,075	13,962
Gartner, Inc. 3.75% 10/1/2030 (a)	3,000	2,834
Gen Digital, Inc. 6.25% 4/1/2033 (a)	17,350	17,756
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	97,585	101,258
Hughes Satellite Systems Corp. 5.25% 8/1/2026	125,513	123,192
Hughes Satellite Systems Corp. 6.625% 8/1/2026	107,494	102,326
Imola Merger Corp. 4.75% 5/15/2029 (a)	5,000	4,867
Intel Corp. 3.05% 8/12/2051	3,840	2,438
Intel Corp. 5.60% 2/21/2054	6,396	6,145
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	70,336	74,639
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.413% 3/20/2032 (b)(c)	14,801	14,840
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (b)(c)	21,425	21,472
McAfee Corp. 7.375% 2/15/2030 (a)	6,000	5,572
NCR Atleos Corp. 9.50% 4/1/2029 (a)	44,430	48,129
NCR Voyix Corp. 5.125% 4/15/2029 (a)	6,845	6,743
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	17,460	16,301
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	2,000	2,018
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	3,000	3,067
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	32,895	34,033
Synaptics, Inc. 4.00% 6/15/2029 (a)	5,225	5,006
UKG, Inc. 6.875% 2/1/2031 (a)	33,250	34,334
Unisys Corp. 10.625% 1/15/2031 (a)	47,972	51,152

9	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Viasat, Inc. 5.625% 4/15/2027 (a)	USD136,383	$135,948
Viasat, Inc. 6.50% 7/15/2028 (a)	34,211	33,467
Viasat, Inc. 7.50% 5/30/2031 (a)	63,898	60,042
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (b)(c)	62,853	62,186
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (b)(c)	23,540	23,202
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	3,750	3,549
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)(j)	65,296	71,499
X.AI Corp. 12.50% 6/30/2030	16,825	17,686
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	7,150	4,219
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	6,699	3,653
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	3,189	3,009
		2,039,738

Materials 7.82%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	19,091	20,223
AmeriTex HoldCo Intermediate, LLC 7.625% 8/15/2033 (a)	12,285	12,798
ArcelorMittal SA 4.25% 7/16/2029	940	939
ArcelorMittal SA 7.00% 10/15/2039	10,104	11,357
ArcelorMittal SA 6.75% 3/1/2041	16,873	18,332
ARD Finance SA 7.25% PIK 6/30/2027 (a)(d)	9,459	284
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	20,000	18,526
Avient Corp. 7.125% 8/1/2030 (a)	6,750	6,942
Avient Corp. 6.25% 11/1/2031 (a)	5,495	5,584
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	5,995	6,280
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	6,495	6,469
Ball Corp. 6.875% 3/15/2028	11,915	12,152
Ball Corp. 6.00% 6/15/2029	12,690	13,006
Ball Corp. 2.875% 8/15/2030	3,250	2,955
Ball Corp. 3.125% 9/15/2031	33,780	30,692
Ball Corp. 5.50% 9/15/2033	44,000	44,501
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	689	717
CAN-PACK SA 3.875% 11/15/2029 (a)	46,882	44,033
Capstone Copper Corp. 6.75% 3/31/2033 (a)	5,775	5,953
Celanese US Holdings, LLC 6.665% 7/15/2027	1,120	1,150
Celanese US Holdings, LLC 6.50% 4/15/2030	8,040	8,099
Celanese US Holdings, LLC 7.05% 11/15/2030	6,425	6,637
Celanese US Holdings, LLC 6.75% 4/15/2033	33,445	33,325
Celanese US Holdings, LLC 7.20% 11/15/2033	1,690	1,758
Century Aluminum Co. 6.875% 8/1/2032 (a)	9,900	10,273
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,855
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	46,730	46,758
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	48,973	47,224
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	58,147	59,305
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	29,689	30,198
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	42,269	39,599
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	52,060	53,696
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	34,683	35,072
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	10,155	10,375
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	39,255	40,474
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	2,500	2,435
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	19,525	16,362
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	70,555	64,646
CSN Islands XI Corp. 6.75% 1/28/2028 (a)	4,820	4,686
CVR Partners, LP 6.125% 6/15/2028 (a)	10,385	10,376
Element Solutions, Inc. 3.875% 9/1/2028 (a)	8,300	8,051
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	118,580	125,822
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	12,730	13,171
Freeport-McMoRan, Inc. 4.25% 3/1/2030	200	198
Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,090	6,833
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	198,104	174,807
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	140,826	123,780
INEOS Finance PLC 6.75% 5/15/2028 (a)	10,200	10,014
INEOS Finance PLC 7.50% 4/15/2029 (a)	6,210	6,050
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	12,520	12,723
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	19,785	20,283

American High-Income Trust	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	USD12,698	$12,566
LSB Industries, Inc. 6.25% 10/15/2028 (a)	2,735	2,700
Magnera Corp. 4.75% 11/15/2029 (a)	20,000	17,724
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	13,505	13,464
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	10,000	10,031
Mercer International, Inc. 12.875% 10/1/2028 (a)	10,690	9,742
Mercer International, Inc. 5.125% 2/1/2029	6,945	5,125
Methanex Corp. 5.125% 10/15/2027	52,210	52,310
Methanex Corp. 5.25% 12/15/2029	23,543	23,527
Methanex Corp. 5.65% 12/1/2044	7,820	6,696
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	19,570	19,926
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	2,205	2,278
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	14,463	14,472
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	50,057	51,065
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	44,527	46,711
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	16,429	17,102
Nickel Industries Ltd. 9.00% 9/30/2030 (a)	690	701
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	24,402	24,492
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	5,030	5,270
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	34,367	33,288
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	30,560	32,803
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	16,170	17,050
Novelis Corp. 3.875% 8/15/2031 (a)	7,345	6,702
Olin Corp. 6.625% 4/1/2033 (a)	1,810	1,822
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	13,515	14,010
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	26,310	27,374
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(h)	35,585	35,792
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(h)	16,437	16,533
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	51,268	50,141
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	16,950	16,633
Sealed Air Corp. 4.00% 12/1/2027 (a)	7,559	7,425
Sealed Air Corp. 6.125% 2/1/2028 (a)	14,160	14,367
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	22,765	22,854
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	9,500	10,141
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	15,120	16,142
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	20,715	22,440
Tronox, Inc. 4.625% 3/15/2029 (a)	5,000	3,266
Tronox, Inc. 9.125% 9/30/2030 (a)	13,845	13,573
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (b)(c)(d)(f)	11,517	2,856
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 7/16/2026 (b)(c)(d)(f)	11,579	2,872
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (b)(c)(d)(f)	19,059	4,727
Veritiv Operating Co. 10.50% 11/30/2030 (a)	17,595	18,905
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	13,925	14,192
		2,031,588

Health care 7.41%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	43,915	45,050
AdaptHealth, LLC 6.125% 8/1/2028 (a)	5,205	5,197
AdaptHealth, LLC 4.625% 8/1/2029 (a)	23,470	22,221
AdaptHealth, LLC 5.125% 3/1/2030 (a)	33,045	31,544
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	14,225	14,729
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	22,375	22,211
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	47,034	46,308
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,375	11,780
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	5,050	5,269
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 8.413% 1/15/2031 (b)(c)	9,024	9,046
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	46,202	45,784
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	5,310	4,562
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	19,700	17,649
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	12,950	13,480
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	7,780	5,492
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	31,758	20,825
Biocon Biologics Global PLC 6.67% 10/9/2029	1,800	1,749
Centene Corp. 4.25% 12/15/2027	1,810	1,779

11	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 4.625% 12/15/2029	USD14,718	$14,280
Centene Corp. 2.50% 3/1/2031	20,325	17,521
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	4,848	4,746
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	19,850	19,286
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	49,285	44,630
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	21,500	18,607
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	11,820	12,533
DaVita, Inc. 4.625% 6/1/2030 (a)	24,552	23,550
DaVita, Inc. 3.75% 2/15/2031 (a)	29,130	26,701
DaVita, Inc. 6.875% 9/1/2032 (a)	54,476	56,319
DaVita, Inc. 6.75% 7/15/2033 (a)	49,870	51,468
Encompass Health Corp. 4.50% 2/1/2028	7,054	7,000
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,800
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	54,680	58,733
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (b)(c)	40,130	40,242
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	795	754
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.058% 7/1/2030 (b)(c)	122	113
Grifols SA 4.75% 10/15/2028 (a)	39,315	38,225
Grifols SA 7.50% 5/1/2030	EUR5,000	6,202
HCA, Inc. 7.50% 11/15/2095	USD4,000	4,457
Insulet Corp. 6.50% 4/1/2033 (a)	279	290
IQVIA, Inc. 5.00% 10/15/2026 (a)	18,749	18,743
IQVIA, Inc. 5.00% 5/15/2027 (a)	4,000	3,992
IQVIA, Inc. 6.50% 5/15/2030 (a)	19,500	20,170
IQVIA, Inc. 6.25% 6/1/2032 (a)	36,355	37,423
Jazz Securities DAC 4.375% 1/15/2029 (a)	16,210	15,806
Medline Borrower, LP 3.875% 4/1/2029 (a)	29,990	28,946
Medline Borrower, LP 6.25% 4/1/2029 (a)	51,473	52,845
Medline Borrower, LP 5.25% 10/1/2029 (a)	37,240	36,946
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 2.00%) 6.163% 10/23/2028 (b)(c)	3,657	3,661
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	24,845	24,253
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	47,455	43,949
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	70,925	64,410
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	26,685	27,006
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	62,030	49,844
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	128,910	106,472
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	9,740	9,813
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	53,267	52,158
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	74,090	76,764
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.002% 9/27/2030 (b)(c)	7,461	7,468
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	14,680	15,433
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	13,785	14,178
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	6,500	6,646
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 6/30/2028 (b)(c)	6,484	6,484
Tenet Healthcare Corp. 6.25% 2/1/2027	4,570	4,572
Tenet Healthcare Corp. 5.125% 11/1/2027	6,670	6,663
Tenet Healthcare Corp. 4.625% 6/15/2028	12,685	12,580
Tenet Healthcare Corp. 6.125% 10/1/2028	8,930	8,943
Tenet Healthcare Corp. 4.25% 6/1/2029	39,359	38,471
Tenet Healthcare Corp. 4.375% 1/15/2030	15,750	15,331
Tenet Healthcare Corp. 6.75% 5/15/2031	32,331	33,497
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,176
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,863	5,764
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,410	8,409
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	22,810	23,697
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	150,456	151,391
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,760
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	26,532	30,369
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	29,765	31,021
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	32,047	23,945
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	14,990	15,453
		1,926,584

American High-Income Trust	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate 6.68%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD33,205	$32,038
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	31,275	29,222
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	7,830	7,930
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	15,602	15,572
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	9,925	10,733
Forestar Group, Inc. 5.00% 3/1/2028 (a)	2,905	2,880
Forestar Group, Inc. 6.50% 3/15/2033 (a)	47,035	48,156
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	30,122	30,027
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	58,793	56,449
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	98,327	92,270
Hudson Pacific Properties, LP 5.95% 2/15/2028	4,000	3,948
Hudson Pacific Properties, LP 3.25% 1/15/2030	10,870	9,345
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	15,835	15,772
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	27,088	27,063
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	9,252	9,203
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	4,250	4,383
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	67,825	67,120
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	46,035	43,986
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	5,270	5,246
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	9,545	9,743
Kennedy-Wilson, Inc. 4.75% 3/1/2029	44,066	42,141
Kennedy-Wilson, Inc. 4.75% 2/1/2030	60,830	56,853
Kennedy-Wilson, Inc. 5.00% 3/1/2031	52,130	48,532
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (a)	19,411	19,255
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	15,263	14,990
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,710	1,745
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,220	4,427
MPT Operating Partnership, LP 0.993% 10/15/2026	EUR6,200	6,983
MPT Operating Partnership, LP 5.00% 10/15/2027	USD242,853	235,496
MPT Operating Partnership, LP 4.625% 8/1/2029	6,110	5,104
MPT Operating Partnership, LP 3.50% 3/15/2031	28,833	21,231
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	123,973	131,824
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.623% 6/30/2027 (b)(c)	4,760	4,735
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	9,200	9,190
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	16,445	16,047
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	17,445	17,998
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	15,850	16,099
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	1,080	1,070
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	6,620	6,257
SBA Communications Corp. 3.125% 2/1/2029	4,579	4,287
Service Properties Trust 4.75% 10/1/2026	37,067	37,160
Service Properties Trust 4.95% 2/15/2027	23,681	23,610
Service Properties Trust 0% 9/30/2027 (a)	29,620	26,148
Service Properties Trust 5.50% 12/15/2027	15,705	15,429
Service Properties Trust 3.95% 1/15/2028	68,830	64,472
Service Properties Trust 8.375% 6/15/2029	64,101	65,141
Service Properties Trust 4.95% 10/1/2029	106,258	93,741
Service Properties Trust 4.375% 2/15/2030	89,557	76,202
Service Properties Trust 8.625% 11/15/2031 (a)	97,995	104,411
Service Properties Trust 8.875% 6/15/2032	38,351	38,600
VICI Properties, LP 3.875% 2/15/2029 (a)	5,355	5,232
VICI Properties, LP 4.125% 8/15/2030 (a)	250	242
		1,735,738

Industrials 6.15%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	5,701	5,873
ADT Security Corp. 4.125% 8/1/2029 (a)	4,815	4,663
AECOM 6.00% 8/1/2033 (a)	1,160	1,187
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	15,525	16,096
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	25,505	23,583
Ambipar Lux SARL 10.875% 2/5/2033 (a)	3,504	589
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	25,900	26,914
American Airlines, Inc. 8.50% 5/15/2029 (a)	6,190	6,461
Aramark Services, Inc. 5.00% 2/1/2028 (a)	18,695	18,629
ATI, Inc. 4.875% 10/1/2029	13,720	13,501

13	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
ATI, Inc. 7.25% 8/15/2030	USD9,430	$9,906
ATI, Inc. 5.125% 10/1/2031	20,940	20,624
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	15,498	15,479
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,000	970
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	16,495	16,099
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	6,466	6,713
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	3,745	3,877
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	1,534	1,533
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	29,365	30,232
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	28,920	29,839
Boeing Co. (The) 6.528% 5/1/2034	11,643	12,880
Bombardier, Inc. 7.125% 6/15/2026 (a)	618	617
Brink’s Co. (The) 4.625% 10/15/2027 (a)	10,371	10,279
Brink’s Co. (The) 6.50% 6/15/2029 (a)	3,870	3,986
Brink’s Co. (The) 6.75% 6/15/2032 (a)	4,075	4,242
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	8,235	8,046
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	3,470	3,362
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	16,475	15,870
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	14,880	14,076
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	8,484	8,484
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	1,300	1,290
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	9,062	9,288
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	28,690	28,963
CoreLogic, Inc. 4.50% 5/1/2028 (a)	70,852	68,927
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.778% 6/2/2028 (b)(c)	5,915	5,923
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (b)(c)	13,425	13,431
Enviri Corp. 5.75% 7/31/2027 (a)	15,000	14,892
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	62,920	66,662
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	10,665	11,528
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	1,000	1,070
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	27,827	27,856
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	1,100	1,170
Garda World Security Corp. 8.375% 11/15/2032 (a)	43,865	45,571
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	5,200	5,191
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	10,590	10,889
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	21,840	22,704
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	32,060	33,493
Hertz Corp. (The) 4.625% 12/1/2026 (a)	16,320	16,073
Icahn Enterprises, LP 6.25% 5/15/2026	7,023	7,020
Icahn Enterprises, LP 5.25% 5/15/2027	86,618	85,209
Icahn Enterprises, LP 9.75% 1/15/2029	15,482	15,644
Icahn Enterprises, LP 4.375% 2/1/2029	20,865	18,029
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	2,040	2,052
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	6,789	6,978
Moog, Inc. 4.25% 12/9/2027 (a)	8,465	8,351
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	5,115	4,930
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	20,000	19,601
OneSky Flight, LLC 8.875% 12/15/2029 (a)	8,720	9,178
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.013% 2/1/2028 (b)(c)	40,354	34,104
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	11,500	11,506
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	8,000	7,788
Prime Security Services Borrower, LLC 6.25% 1/15/2028 (a)	11,833	11,840
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	42,730	44,349
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.163% 4/30/2032 (b)(c)	4,533	4,575
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,304	1,335
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	9,038	9,464
Reworld Holding Corp. 4.875% 12/1/2029 (a)	12,698	11,954
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	41,665	40,402
Science Applications International Corp. 5.875% 11/1/2033 (a)	12,790	12,802
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,225	3,099
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	15,230	14,069
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	9,000	9,054
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,462	1,461
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	4,359	4,596
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	1,685	1,855
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	10,000	10,270

American High-Income Trust	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	USD37,680	$38,219
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	3,141	3,141
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	13,400	13,363
TransDigm, Inc. 6.75% 8/15/2028 (a)	8,945	9,127
TransDigm, Inc. 4.625% 1/15/2029	4,470	4,384
TransDigm, Inc. 6.375% 3/1/2029 (a)	31,065	31,800
TransDigm, Inc. 6.875% 12/15/2030 (a)	7,315	7,586
TransDigm, Inc. 6.625% 3/1/2032 (a)	39,680	40,902
TransDigm, Inc. 6.00% 1/15/2033 (a)	16,000	16,191
TransDigm, Inc. 6.375% 5/31/2033 (a)	45,010	45,629
TransDigm, Inc. 6.25% 1/31/2034 (a)	27,940	28,755
TransDigm, Inc. 6.75% 1/31/2034 (a)	92,745	95,961
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	7,050	7,043
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	1,759	1,813
United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,516
United Rentals (North America), Inc. 3.875% 2/15/2031	14,145	13,392
United Rentals (North America), Inc. 3.75% 1/15/2032	11,090	10,282
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	6,840	7,121
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	5,505	5,716
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	4,975	5,044
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	30,115	31,334
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	7,820	8,112
XPO, Inc. 6.25% 6/1/2028 (a)	17,187	17,545
XPO, Inc. 7.125% 6/1/2031 (a)	10,832	11,346
XPO, Inc. 7.125% 2/1/2032 (a)	8,665	9,121
		1,599,489

Consumer staples 3.59%
Albertsons Cos., Inc. 4.625% 1/15/2027 (a)	7,215	7,180
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	10,000	10,012
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	36,457	34,601
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	37,361	36,752
Amer Sports Co. 6.75% 2/16/2031 (a)	16,952	17,641
B&G Foods, Inc. 5.25% 9/15/2027	52,181	50,546
B&G Foods, Inc. 8.00% 9/15/2028 (a)	86,760	84,171
B&G Foods, Inc. 7.663% 10/10/2029 (b)(c)	4,750	4,573
Central Garden & Pet Co. 4.125% 10/15/2030	19,206	18,271
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	46,498	43,442
Coty, Inc. 5.00% 4/15/2026 (a)	4,000	3,993
Coty, Inc. 4.75% 1/15/2029 (a)	32,780	32,130
Coty, Inc. 6.625% 7/15/2030 (a)	11,620	11,889
Darling Ingredients, Inc. 5.25% 4/15/2027 (a)	6,431	6,422
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	24,085	24,341
Energizer Holdings, Inc. 4.375% 3/31/2029 (a)	4,880	4,687
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	17,530	18,523
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	18,715	20,251
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.913% 2/12/2031 (b)(c)	11,907	11,895
H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,308
H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,523
H.J. Heinz Co. 4.375% 6/1/2046	5	4
H.J. Heinz Co. 4.875% 10/1/2049	9,975	8,732
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	5,070	4,770
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	1,820	1,815
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	43,295	41,622
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	25,519	24,140
Mars, Inc. 4.60% 3/1/2028 (a)	3,610	3,655
Opal Bidco SAS 6.50% 3/31/2032 (a)	14,905	15,287
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	16,205	16,183
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,785	7,571
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	17,620	18,070
Post Holdings, Inc. 5.50% 12/15/2029 (a)	19,249	19,193
Post Holdings, Inc. 4.625% 4/15/2030 (a)	49,715	47,983
Post Holdings, Inc. 4.50% 9/15/2031 (a)	23,500	21,978
Post Holdings, Inc. 6.25% 2/15/2032 (a)	52,863	54,413
Post Holdings, Inc. 6.375% 3/1/2033 (a)	10,000	10,118

15	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	USD11,533	$11,449
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	14,440	13,311
TreeHouse Foods, Inc. 4.00% 9/1/2028	47,280	46,081
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	18,580	18,636
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.913% 5/1/2031 (b)(c)	74,678	75,191
US Foods, Inc. 4.625% 6/1/2030 (a)	8,325	8,145
US Foods, Inc. 5.75% 4/15/2033 (a)	11,450	11,539
		933,037

Utilities 1.71%
AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,881
Calpine Corp. 4.50% 2/15/2028 (a)	4,000	3,986
Calpine Corp. 5.125% 3/15/2028 (a)	8,282	8,292
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (h)	11,425	11,841
Edison International 6.95% 11/15/2029	2,520	2,676
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (h)	1,090	1,112
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (h)	18,225	18,342
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (h)	8,450	8,838
FirstEnergy Corp. 2.25% 9/1/2030	15,000	13,487
FirstEnergy Corp. 4.85% 7/15/2047	4,000	3,546
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	17,170	17,982
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	64,969	66,828
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.502% 2/19/2032 (b)(c)	13,725	13,417
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/28/2031 (b)(c)	6,069	6,097
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,670	5,768
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	4,143
Pacific Gas and Electric Co. 5.05% 10/15/2032	3,000	2,994
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	4,202
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,700	4,897
Pacific Gas and Electric Co. 3.50% 8/1/2050	26,355	18,007
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,000	1,007
Pacific Gas and Electric Co. 6.10% 10/15/2055	5,000	4,993
PG&E Corp. 5.00% 7/1/2028	41,000	40,652
PG&E Corp. 5.25% 7/1/2030	67,990	67,090
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (h)	26,965	27,750
Saavi Energia SARL 8.875% 2/10/2035 (a)	11,702	12,608
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	47,301	50,242
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (b)(c)	5,850	5,867
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	1,770	1,765
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	9,650	10,121
		444,431

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	13,406	13,052
Total corporate bonds, notes & loans		22,822,666
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	12,498	12,498
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	7,871	5,215
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	8,699	5,883
Total municipals		11,098

American High-Income Trust	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury inflation-protected securities 0.04%
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (k)(l)	USD10,378	$10,686
Total bonds, notes & other debt instruments (cost: $22,950,697,000)		22,856,948
Convertible bonds & notes 0.16%
Communication services 0.16%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	17,448	42,966
Total convertible bonds & notes (cost: $18,566,000)		42,966
Common stocks 3.85%	Shares
Information technology 1.27%
Diebold Nixdorf, Inc. (g)(m)	5,800,284	330,790

Health care 0.77%
Rotech Healthcare, Inc. (f)(g)(j)(m)	1,916,276	138,298
Mallinckrodt PLC (m)	577,925	60,393
Endo, LP, Class A1 (a)(m)	3,784,392	2,412
Endo, LP, nonvoting shares (f)(m)	133,353,000	— (i)
		201,103

Utilities 0.72%
Talen Energy Corp. (m)	439,665	187,025

Energy 0.70%
Constellation Oil Services Holding SA (NDR) (g)(m)	9,248,784	101,482
Ascent Resources, LLC, Class A (f)(j)	905,325	41,654
Weatherford International	199,074	13,623
Mesquite Energy, Inc. (f)(m)	109,992	6,235
New Fortress Energy, Inc., Class A (m)	2,594,469	5,734
Expand Energy Corp.	49,800	5,291
Altera Infrastructure, LP (f)	123,978	4,946
McDermott International, Ltd. (m)	107,613	2,141
McDermott International, Ltd. (j)(m)	13,965	278
		181,384

Consumer discretionary 0.34%
Aimbridge Topco, LLC (f)(g)(m)	1,145,929	88,729
NMG Parent, LLC (f)(m)	160,737	— (i)
		88,729

Communication services 0.05%
Frontier Communications Parent, Inc. (m)	250,000	9,338
Clear Channel Outdoor Holdings, Inc. (m)	890,868	1,408
iHeartMedia, Inc., Class A (m)	310,596	891
DSG TopCo, Inc. (m)	38,232	436
Cumulus Media, Inc., Class A (m)	561,836	77
		12,150

Materials 0.00%
Venator Materials PLC (f)(g)(m)	68,896	— (i)
Total common stocks (cost: $804,518,000)		1,001,181

17	American High-Income Trust

Preferred securities 0.23%	Shares	Value (000)
Financials 0.15%
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (d)(f)(j)	36,740	$37,928

Industrials 0.08%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(m)	13,566	22,188
Total preferred securities (cost: $50,220,000)		60,116
Rights & warrants 0.02%
Communication services 0.02%
SES SA (CVR) (m)	319,194	4,433

Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (m)	572	56
McDermott International, Inc., warrants, expire 6/30/2027 (f)(m)	845,563	— (i)
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (f)(g)(m)	19	— (i)
		56
Total rights & warrants (cost: $4,845,000)		4,489
Short-term securities 6.75%
Money market investments 6.75%
Capital Group Central Cash Fund 4.17% (g)(n)	17,531,824	1,753,182
Total short-term securities (cost: $1,753,166,000)		1,753,182
Total investment securities 98.96% (cost: $25,582,012,000)		25,718,882
Other assets less liabilities 1.04%		269,145
Net assets 100.00%		$25,988,027
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	389	1/6/2026	USD81,067	$58
5 Year U.S. Treasury Note Futures	Long	3,132	1/6/2026	342,000	462
30 Year Ultra U.S. Treasury Bond Futures	Long	19	12/31/2025	2,281	63
					$583
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD372,575	$(29,692)	$(29,044)	$(648)

American High-Income Trust	18

Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 9/30/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD242,555	$18,710	$18,492	$218
Investments in affiliates (g)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.84%
Energy 0.19%
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	$—	$49,202	$—	$—	$1,252	$50,454	$4,112
Consumer discretionary 0.10%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (b)(c)(f)	—	12,226	—	—	1,341	13,567	832
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (b)(c)(d)(f)	—	17,230	—	—	(4,615)	12,615	348
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(e)(q)	47,228	1,416	1,006	(45,507)	(2,131)	—	731
Party City Holdings, Inc. 0% 10/12/2028 (f)	— (i)	—	—	—	—	— (i)	—
Party City Holdings, Inc. 0% 10/12/2028 (f)	— (i)	—	—	—	—	— (i)	—
						26,182
Information technology 0.55%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	—	144,906	10,120	555	7,583	142,924	8,671
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028 (a)(c)(q)	204,979	571	206,138	5,726	(5,138)	—	5,475
						142,924
Total bonds, notes & other debt instruments						219,560
Common stocks 2.54%
Information technology 1.28%
Diebold Nixdorf, Inc. (m)	259,041	—	—	—	71,749	330,790	—
Health care 0.53%
Rotech Healthcare, Inc. (f)(j)(m)	177,581	—	—	—	(39,283)	138,298	—
Energy 0.39%
Constellation Oil Services Holding SA (NDR) (m)	—	43,659	— (i)	— (i)	57,823	101,482	—
Consumer discretionary 0.34%
Aimbridge Topco, LLC (f)(m)	—	102,518	— (i)	— (i)	(13,789)	88,729	—
MYT Holding Co., Class B (m)(q)	933	—	1,921	(5,173)	6,161	—	—
Party City Holdco, Inc. (m)(q)	42,466	—	— (i)	(21,180)	(21,286)	—	—
Party City Holdco, Inc. (a)(m)(q)	424	—	— (i)	(159)	(265)	—	—
						88,729
Materials 0.00%
Venator Materials PLC (f)(m)	35,494	—	—	—	(35,494)	— (i)	—
Total common stocks						659,299

19	American High-Income Trust

Investments in affiliates (g) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Preferred securities 0.00%
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares (m)(q)	$12,676	$—	$22,748	$4,952	$5,120	$—	$—
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (f)(m)	— (i)	—	—	—	—	— (i)	—
Short-term securities 6.75%
Money market investments 6.75%
Capital Group Central Cash Fund 4.17% (n)	1,583,278	5,711,133	5,541,022	(149)	(58)	1,753,182	89,744
Total 10.13%				$(60,935)	$28,970	$2,632,041	$109,913
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(g)(m)	9/26/2013	$41,128	$138,298	0.53%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)	9/29/2025	64,920	71,499	0.27
Ascent Resources, LLC, Class A (f)	4/25/2016-11/15/2016	4,340	41,654	0.16
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (d)(f)	9/27/2024	36,189	37,928	0.15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (b)(c)	9/13/2023	20,383	20,846	0.08
McDermott International, Ltd. (m)	4/4/2018-12/31/2020	7,967	278	0.00 (r)
Total		$174,927	$310,503	1.19%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,290,809,000, which represented 62.69% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $944,032,000, which represented 3.63% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Step bond; coupon rate may change at a later date.
(i)	Amount less than one thousand.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,682,000, which represented 0.04% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Security did not produce income during the last 12 months.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(q)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(r)	Amount less than 0.01%.

American High-Income Trust	20

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

21	American High-Income Trust

Financial statements
Statement of assets and liabilities at September 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $23,012,218)	$23,086,841
Affiliated issuers (cost: $2,569,794)	2,632,041	$25,718,882
Cash		62,602
Cash collateral pledged for futures contracts		1,729
Cash collateral pledged for swap contracts		11
Receivables for:
Sales of investments	75,193
Sales of fund’s shares	45,715
Dividends and interest	392,069
Variation margin on futures contracts	165
Variation margin on centrally cleared swap contracts	252
Other	7	513,401
		26,296,625
Liabilities:
Payables for:
Purchases of investments	254,622
Repurchases of fund’s shares	38,715
Dividends on fund’s shares	4,955
Investment advisory services	5,782
Services provided by related parties	3,922
Trustees’ deferred compensation	464
Variation margin on futures contracts	11
Variation margin on centrally cleared swap contracts	69
Other	58	308,598
Commitments and contingencies*
Net assets at September 30, 2025		$25,988,027
Net assets consist of:
Capital paid in on shares of beneficial interest		$28,240,602
Total distributable earnings (accumulated loss)		(2,252,575)
Net assets at September 30, 2025		$25,988,027
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American High-Income Trust	22

Financial statements (continued)
Statement of assets and liabilities at September 30, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,611,871 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$11,574,519	1,163,272	$9.95
Class C	211,434	21,250	9.95
Class T	10	1	9.95
Class F-1	343,217	34,494	9.95
Class F-2	4,680,652	470,419	9.95
Class F-3	2,651,953	266,529	9.95
Class 529-A	324,301	32,593	9.95
Class 529-C	6,594	663	9.95
Class 529-E	11,198	1,126	9.95
Class 529-T	16	2	9.95
Class 529-F-1	14	1	9.95
Class 529-F-2	48,273	4,852	9.95
Class 529-F-3	14	1	9.95
Class R-1	12,448	1,251	9.95
Class R-2	113,453	11,402	9.95
Class R-2E	18,333	1,843	9.95
Class R-3	158,824	15,962	9.95
Class R-4	273,439	27,481	9.95
Class R-5E	33,036	3,320	9.95
Class R-5	34,170	3,434	9.95
Class R-6	5,492,129	551,975	9.95

Refer to the notes to financial statements.

23	American High-Income Trust

Financial statements (continued)
Statement of operations for the year ended September 30, 2025

(dollars in thousands)
Investment income:
Income:
Interest (includes $20,169 from affiliates)	$1,559,022
Dividends (includes $89,744 from affiliates)	106,795	$1,665,817
Fees and expenses*:
Investment advisory services	64,957
Distribution services	35,022
Transfer agent services	20,136
Administrative services	7,092
529 plan services	206
Reports to shareholders	471
Registration statement and prospectus	1,100
Trustees’ compensation	141
Auditing and legal	317
Custodian	95
Other	293	129,830
Net investment income		1,535,987
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	160,943
Affiliated issuers	(60,935)
Futures contracts	(11,952)
Swap contracts	(3,078)
Currency transactions	(4)	84,974
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	64,858
Affiliated issuers	28,970
Futures contracts	(1,405)
Swap contracts	(634)
Currency translations	(16)	91,773
Net realized gain (loss) and unrealized appreciation (depreciation)		176,747
Net increase (decrease) in net assets resulting from operations		$1,712,734
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended September 30,
	2025	2024

Operations:
Net investment income	$1,535,987	$1,288,207
Net realized gain (loss)	84,974	(209,943)
Net unrealized appreciation (depreciation)	91,773	2,017,134
Net increase (decrease) in net assets resulting from operations	1,712,734	3,095,398
Distributions paid or accrued to shareholders	(1,535,898)	(1,302,223)
Net capital share transactions	3,426,220	2,730,596
Total increase (decrease) in net assets	3,603,056	4,523,771
Net assets:
Beginning of year	22,384,971	17,861,200
End of year	$25,988,027	$22,384,971
Refer to the notes to financial statements.

American High-Income Trust	24

Notes to financial statements
1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

25	American High-Income Trust

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

American High-Income Trust	26

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

27	American High-Income Trust

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$22,738,182	$84,484	$22,822,666
Mortgage-backed obligations	—	—	12,498	12,498
Municipals	—	11,098	—	11,098
U.S. Treasury bonds & notes	—	10,686	—	10,686
Convertible bonds & notes	—	42,966	—	42,966
Common stocks	658,078	63,241	279,862	1,001,181
Preferred securities	—	—	60,116	60,116
Rights & warrants	56	4,433	— [1]	4,489
Short-term securities	1,753,182	—	—	1,753,182
Total	$2,411,316	$22,870,606	$436,960	$25,718,882

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$583	$—	$—	$583
Unrealized appreciation on centrally cleared credit default swaps	—	218	—	218
Liabilities:
Unrealized depreciation on centrally cleared credit default swaps	—	(648)	—	(648)
Total	$583	$(430)	$—	$153
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended
September 30, 2025 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 9/30/2025
Investment securities	$491,078	$86,256	$31,099	$(28,314)	$(130,899)	$67,521	$(79,781)	$436,960
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at September 30, 2025								$31,193
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain (loss) and unrealized appreciation (depreciation) is included in the related amounts on investments in the fund’s statement of operations.

American High-Income Trust	28

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$96,982	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$279,862	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15% - 20%	18%	Decrease
		Market comparables	EV/EBITDA multiple	5.5x - 10.0x	8.6x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	$60,116	Market comparables	EV/EBITDA multiple	4.7x	4.7x	Increase
			DLOM	15%	15%	Decrease
		Yield analysis	Yield	10%	10%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$436,960
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

29	American High-Income Trust

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American High-Income Trust	30

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of September 30, 2025, the fund’s maximum exposure of unfunded bond commitments was $10,366,000, which would represent 0.04% of the net assets of the fund should such commitments become due.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $572,567,000.

31	American High-Income Trust

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $324,991,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, September 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$583	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	218	Unrealized depreciation*	648
			$801		$648

American High-Income Trust	32

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(11,952)	Net unrealized appreciation (depreciation) on futures contracts	$(1,405)
Swap	Credit	Net realized gain (loss) on swap contracts	(3,078)	Net unrealized appreciation (depreciation) on swap contracts	(634)
			$(15,030)		$(2,039)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended September 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended September 30, 2025, the fund reclassified $3,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

33	American High-Income Trust

As of September 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$21,944
Capital loss carryforward*	(2,245,358)
Gross unrealized appreciation on investments	877,421
Gross unrealized depreciation on investments	(894,700)
Net unrealized appreciation (depreciation) on investments	(17,279)
Cost of investments	25,746,866
*
Reflects the utilization of capital loss carryforward of $75,976,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended September 30,
Share class	2025	2024
Class A	$712,270	$677,131
Class C	11,898	11,924
Class T	1	1
Class F-1	19,613	17,384
Class F-2	261,161	164,007
Class F-3	139,803	92,480
Class 529-A	20,265	19,887
Class 529-C	390	472
Class 529-E	692	721
Class 529-T	1	1
Class 529-F-1	1	1
Class 529-F-2	2,952	2,578
Class 529-F-3	1	1
Class R-1	692	677
Class R-2	6,430	6,574
Class R-2E	995	767
Class R-3	9,262	9,087
Class R-4	10,808	7,668
Class R-5E	1,997	1,599
Class R-5	2,144	2,075
Class R-6	334,522	287,188
Total	$1,535,898	$1,302,223
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the year ended September 30, 2025, the investment advisory services fees were $64,957,000, which were equivalent to an annualized rate of 0.275% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the

American High-Income Trust	34

amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

35	American High-Income Trust

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2025, the 529 plan services fees were $206,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the year ended September 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$29,027	$13,776	$3,367	Not applicable
Class C	2,118	260	64	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	770	464	93	Not applicable
Class F-2	Not applicable	4,266	1,182	Not applicable
Class F-3	Not applicable	25	623	Not applicable
Class 529-A	721	373	96	$172
Class 529-C	69	8	2	4
Class 529-E	56	6	3	6
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	23	13	24
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	123	12	4	Not applicable
Class R-2	855	384	34	Not applicable
Class R-2E	101	34	5	Not applicable
Class R-3	762	225	46	Not applicable
Class R-4	420	155	50	Not applicable
Class R-5E	Not applicable	46	9	Not applicable
Class R-5	Not applicable	18	10	Not applicable
Class R-6	Not applicable	61	1,491	Not applicable

Total class-specific expenses	$35,022	$20,136	$7,092	$206
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $141,000 in the fund’s statement of operations reflects $82,000 in current fees (either paid in cash or deferred) and a net increase of $59,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2025.

American High-Income Trust	36

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended September 30, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2025
Class A	$1,297,654	132,304	$688,319	70,168	$(1,651,774)	(168,651)	$334,199	33,821
Class C	49,792	5,076	11,547	1,177	(68,093)	(6,957)	(6,754)	(704)
Class T	—	—	—	—	—	—	—	—
Class F-1	240,185	24,492	18,468	1,882	(208,423)	(21,245)	50,230	5,129
Class F-2	1,920,948	195,796	251,366	25,619	(951,439)	(97,452)	1,220,875	123,963
Class F-3	1,406,879	143,686	132,435	13,494	(617,082)	(63,135)	922,232	94,045
Class 529-A	41,531	4,237	20,204	2,060	(62,974)	(6,421)	(1,239)	(124)
Class 529-C	2,149	219	389	40	(3,708)	(378)	(1,170)	(119)
Class 529-E	1,790	183	687	70	(3,484)	(355)	(1,007)	(102)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	12,213	1,245	2,940	300	(8,689)	(886)	6,464	659
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,937	198	690	70	(2,934)	(299)	(307)	(31)
Class R-2	20,343	2,075	6,381	651	(31,151)	(3,177)	(4,427)	(451)
Class R-2E	5,052	515	994	101	(4,287)	(436)	1,759	180
Class R-3	38,134	3,891	9,191	937	(43,836)	(4,479)	3,489	349
Class R-4	183,192	18,791	10,702	1,089	(48,020)	(4,903)	145,874	14,977
Class R-5E	12,037	1,229	1,986	202	(9,198)	(936)	4,825	495
Class R-5	10,044	1,024	2,138	219	(8,861)	(906)	3,321	337
Class R-6	1,015,240	103,462	334,437	34,089	(601,824)	(61,416)	747,853	76,135
Total net increase (decrease)	$6,259,120	638,423	$1,492,877	152,168	$(4,325,777)	(442,032)	$3,426,220	348,559
Refer to the end of the table(s) for footnote(s).

37	American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$1,265,011	133,402	$653,697	68,809	$(1,537,468)	(162,688)	$381,240	39,523
Class C	48,313	5,081	11,533	1,215	(65,402)	(6,922)	(5,556)	(626)
Class T	—	—	—	—	—	—	—	—
Class F-1	217,955	23,039	16,633	1,752	(232,035)	(24,573)	2,553	218
Class F-2	1,784,496	186,714	155,520	16,324	(766,723)	(81,349)	1,173,293	121,689
Class F-3	781,814	82,622	90,293	9,478	(315,809)	(33,429)	556,298	58,671
Class 529-A	46,614	4,910	19,816	2,086	(63,865)	(6,736)	2,565	260
Class 529-C	2,554	269	470	50	(4,713)	(497)	(1,689)	(178)
Class 529-E	1,484	157	719	76	(1,986)	(210)	217	23
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	9,595	1,017	2,566	270	(8,361)	(882)	3,800	405
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,961	207	674	71	(2,279)	(242)	356	36
Class R-2	21,855	2,318	6,532	687	(27,569)	(2,906)	818	99
Class R-2E	10,411	1,094	765	80	(3,412)	(357)	7,764	817
Class R-3	41,283	4,378	9,012	948	(41,576)	(4,384)	8,719	942
Class R-4	29,090	3,070	7,638	804	(35,484)	(3,745)	1,244	129
Class R-5E	7,495	789	1,592	168	(4,108)	(435)	4,979	522
Class R-5	8,413	898	2,067	218	(11,606)	(1,232)	(1,126)	(116)
Class R-6	735,445	77,441	287,030	30,189	(427,357)	(45,284)	595,118	62,346
Total net increase (decrease)	$5,013,789	527,406	$1,266,560	133,226	$(3,549,753)	(375,871)	$2,730,596	284,761
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,701,981,000 and $8,546,211,000, respectively, during the year ended September 30, 2025.

American High-Income Trust	38

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2025	$9.89	$.62	$.06	$.68	$(.62 )	$9.95	7.18%	$11,575	.70%	.70%	6.35%
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.81	11,171.72		.72	6.41
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.75	9,839.73		.72	6.48
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.86)	9,738.68		.68	4.86
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.05	11,600.69		.69	4.61
Class C:
9/30/2025	9.89	.55	.06	.61	(.55 )	9.95	6.39	211	1.44	1.44	5.61
9/30/2024	9.03	.54	.86	1.40	(.54 )	9.89	15.97	217	1.46	1.45	5.67
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.95	204	1.47	1.46	5.73
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.52)	231	1.43	1.43	4.09
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.22	326	1.43	1.43	3.89
Class T:
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.45 [5]	— [6]	.42 [5]	.42 [5]	6.61 [5]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.12 [5]	— [6]	.45 [5]	.45 [5]	6.67 [5]
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.03 [5]	— [6]	.46 [5]	.45 [5]	6.74 [5]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.63)[5]	— [6]	.42 [5]	.42 [5]	5.12 [5]
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.36 [5]	— [6]	.43 [5]	.43 [5]	4.87 [5]
Class F-1:
9/30/2025	9.89	.62	.06	.68	(.62 )	9.95	7.16	343.71		.71	6.33
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.80	290.74		.73	6.39
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.73	263.74		.73	6.47
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.88)	265.70		.70	4.79
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.05	415.70		.70	4.62
Class F-2:
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.47	4,681.42		.42	6.62
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.15	3,427.43		.43	6.70
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.06	2,029.44		.43	6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.62)	1,674.40		.40	5.14
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.39	1,888.40		.40	4.89
Class F-3:
9/30/2025	9.89	.66	.06	.72	(.66 )	9.95	7.58	2,652.32		.32	6.73
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.27	1,706.33		.32	6.79
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.18	1,027.33		.32	6.88
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51 )	8.86	(11.52)	890.30		.30	5.23
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.50	1,206.30		.30	4.96
Class 529-A:
9/30/2025	9.89	.62	.06	.68	(.62 )	9.95	7.16	324.71		.71	6.34
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.79	324.74		.74	6.39
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.71	293.76		.75	6.45
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.88)	293.71		.71	4.83
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.03	358.71		.71	4.59
Refer to the end of the table(s) for footnote(s).

39	American High-Income Trust

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2025	$9.89	$.55	$.06	$.61	$(.55 )	$9.95	6.35%	$7	1.48%	1.48%	5.57%
9/30/2024	9.03	.54	.86	1.40	(.54 )	9.89	15.91	8	1.50	1.50	5.62
9/30/2023	8.86	.52	.17	.69	(.52 )	9.03	7.89	9	1.53	1.52	5.66
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39 )	8.86	(12.56)	11	1.48	1.48	4.03
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.19	16	1.45	1.45	3.87
Class 529-E:
9/30/2025	9.89	.60	.06	.66	(.60 )	9.95	6.94	11.91		.91	6.13
9/30/2024	9.03	.59	.86	1.45	(.59 )	9.89	16.57	12.93		.93	6.20
9/30/2023	8.86	.57	.17	.74	(.57 )	9.03	8.51	11.95		.94	6.26
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45 )	8.86	(12.06)	11.90		.90	4.64
9/30/2021	9.63	.45	.95	1.40	(.48 )	10.55	14.81	14.90		.90	4.41
Class 529-T:
9/30/2025	9.89	.64	.06	.70	(.64 )	9.95	7.41 [5]	— [6]	.48 [5]	.48 [5]	6.57 [5]
9/30/2024	9.03	.63	.86	1.49	(.63 )	9.89	17.06 [5]	— [6]	.51 [5]	.50 [5]	6.62 [5]
9/30/2023	8.86	.61	.17	.78	(.61 )	9.03	8.96 [5]	— [6]	.52 [5]	.51 [5]	6.69 [5]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49 )	8.86	(11.68)[5]	— [6]	.48 [5]	.48 [5]	5.07 [5]
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.30 [5]	— [6]	.48 [5]	.48 [5]	4.82 [5]
Class 529-F-1:
9/30/2025	9.89	.64	.06	.70	(.64 )	9.95	7.35 [5]	— [6]	.53 [5]	.53 [5]	6.52 [5]
9/30/2024	9.03	.63	.86	1.49	(.63 )	9.89	17.00 [5]	— [6]	.55 [5]	.55 [5]	6.57 [5]
9/30/2023	8.86	.61	.17	.78	(.61 )	9.03	8.92 [5]	— [6]	.56 [5]	.55 [5]	6.65 [5]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49 )	8.86	(11.72)[5]	— [6]	.52 [5]	.52 [5]	5.03 [5]
9/30/2021	9.63	.49	.95	1.44	(.52 )	10.55	15.27 [5]	— [6]	.49 [5]	.49 [5]	5.26 [5]
Class 529-F-2:
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.47	48.42		.42	6.62
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.14	41.44		.44	6.69
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.07	34.43		.42	6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.62)	32.41		.41	5.13
9/30/2021[7,8]	9.62	.46	.95	1.41	(.48 )	10.55	14.92 [9]	38	.44 [10]	.44 [10]	4.82 [10]
Class 529-F-3:
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.52	— [6]	.37	.37	6.67
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.19	— [6]	.39	.39	6.73
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.10	— [6]	.40	.39	6.81
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.59)	— [6]	.37	.37	5.18
9/30/2021[7,8]	9.62	.46	.96	1.42	(.49 )	10.55	14.99 [9]	— [6]	.43 [10]	.37 [10]	4.90 [10]
Class R-1:
9/30/2025	9.89	.55	.06	.61	(.55 )	9.95	6.42	13	1.41	1.41	5.64
9/30/2024	9.03	.55	.86	1.41	(.55 )	9.89	16.00	13	1.42	1.42	5.71
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.99	11	1.43	1.42	5.77
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.50)	12	1.41	1.41	4.14
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.22	14	1.43	1.43	3.88
Refer to the end of the table(s) for footnote(s).

American High-Income Trust	40

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2025	$9.89	$.55	$.06	$.61	$(.55 )	$9.95	6.43%	$114	1.40%	1.40%	5.65%
9/30/2024	9.03	.55	.86	1.41	(.55 )	9.89	16.02	117	1.41	1.41	5.72
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.99	106	1.43	1.42	5.78
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.49)	106	1.40	1.40	4.13
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.25	135	1.40	1.40	3.91
Class R-2E:
9/30/2025	9.89	.58	.06	.64	(.58 )	9.95	6.73	18	1.12	1.12	5.93
9/30/2024	9.03	.58	.86	1.44	(.58 )	9.89	16.35	16	1.12	1.12	6.04
9/30/2023	8.86	.56	.17	.73	(.56 )	9.03	8.31	8	1.14	1.12	6.11
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43 )	8.86	(12.24)	6	1.11	1.11	4.42
9/30/2021	9.63	.43	.95	1.38	(.46 )	10.55	14.57	8	1.12	1.12	4.20
Class R-3:
9/30/2025	9.89	.60	.06	.66	(.60 )	9.95	6.89	159.96		.96	6.09
9/30/2024	9.03	.59	.86	1.45	(.59 )	9.89	16.52	154.98		.97	6.16
9/30/2023	8.86	.57	.17	.74	(.57 )	9.03	8.47	132.98		.97	6.23
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45 )	8.86	(12.10)	131.95		.95	4.58
9/30/2021	9.63	.45	.95	1.40	(.48 )	10.55	14.76	167.96		.96	4.35
Class R-4:
9/30/2025	9.89	.63	.06	.69	(.63 )	9.95	7.22	273.66		.66	6.42
9/30/2024	9.03	.62	.86	1.48	(.62 )	9.89	16.87	124.68		.67	6.46
9/30/2023	8.86	.60	.17	.77	(.60 )	9.03	8.80	112.68		.67	6.54
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48 )	8.86	(11.83)	107.65		.65	4.89
9/30/2021	9.63	.48	.95	1.43	(.51 )	10.55	15.10	135.65		.65	4.66
Class R-5E:
9/30/2025	9.89	.64	.06	.70	(.64 )	9.95	7.42	33.47		.47	6.58
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.10	28.48		.47	6.65
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.01	21.48		.47	6.74
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.66)	17.45		.45	5.15
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.33	15.45		.45	4.85
Class R-5:
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.52	34.37		.37	6.68
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.21	31.38		.38	6.75
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.11	29.39		.38	6.82
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.58)	28.36		.36	4.97
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.44	84.35		.35	4.95
Class R-6:
9/30/2025	9.89	.66	.06	.72	(.66 )	9.95	7.58	5,492.32		.32	6.73
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.27	4,706.33		.32	6.80
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.17	3,733.33		.32	6.94
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51 )	8.86	(11.52)	2,659.30		.30	5.25
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.50	3,581.30		.30	5.01
Refer to the end of the table(s) for footnote(s).

41	American High-Income Trust

Financial highlights (continued)

	Year ended September 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	40%	39%	39%	40%	66%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American High-Income Trust	42

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American High-Income Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the “Fund”), including the investment portfolio, as of September 30, 2025, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
November 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

43	American High-Income Trust

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2025:
Qualified dividend income	$4,810,000
Section 199A dividends	$249,000
Section 163(j) interest dividends	$1,680,882,000
Corporate dividends received deduction	$4,243,000
U.S. government income that may be exempt from state taxation	$69,019,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

44

Changes in and disagreements with accountants

On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended September 30, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended September 30, 2024 and September 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.
During the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

45	American High-Income Trust

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended September 30, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended September 30, 2024 and September 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American High-Income Trust

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: November 28, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: November 28, 2025